Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Financial Instruments [Abstract]
Information about Certain Financial Assets and Liabilities

The following table provides additional information about certain of our financial assets and liabilities:
	As of December 31,
(MILLIONS OF DOLLARS)	2015	2014
Selected financial assets measured at fair value on a recurring basis(a)
Trading funds and securities(b)	$287	$105
Available-for-sale debt securities(c)	32,078	39,762
Money market funds	934	2,174
Available-for-sale equity securities(c)	603	397
Derivative financial instruments in a receivable position(d):
Interest rate swaps	837	801
Foreign currency swaps	135	593
Foreign currency forward-exchange contracts	559	547
	35,433	44,379
Other selected financial assets
Held-to-maturity debt securities, carried at amortized cost(c), (e)	1,388	7,255
Private equity securities, carried at equity-method or at cost(e), (f)	1,336	1,993
	2,724	9,248
Total selected financial assets	$38,157	$53,627
Selected financial liabilities measured at fair value on a recurring basis(a)
Derivative financial instruments in a liability position(g):
Interest rate swaps	$139	$17
Foreign currency swaps	1,489	594
Foreign currency forward-exchange contracts	81	78
	1,709	689
Other selected financial liabilities(h)
Short-term borrowings, carried at historical proceeds, as adjusted(e)	10,160	5,141
Long-term debt, carried at historical proceeds, as adjusted(i), (j)	28,818	31,541
	38,978	36,682
Total selected financial liabilities	$40,687	$37,371

(a)
We use a market approach in valuing financial instruments on a recurring basis. For additional information, see Note 1E. All of our financial assets and liabilities measured at fair value on a recurring basis use Level 2 inputs in the calculation of fair value, except less than 1% that use Level 1 inputs.

(b)
As of December 31, 2015, trading funds and securities are composed of $100 million of trading equity funds, $102 million of trading debt funds, and $85 million of trading equity securities. As of December 31, 2014, trading securities of $105 million is composed of debt and equity securities. The trading equity securities as of December 31, 2015 and the trading debt and equity securities as of December 31, 2014 are held in trust for benefits attributable to the former Pharmacia Savings Plus Plan.

(c)
Generally, gross unrealized gains and losses are not significant. Unrealized losses related to 2015 available-for-sale debt securities are $593 million and unrealized gains are $44 million. The vast majority of investments in an unrealized loss position relate to the foreign exchange impact on foreign currency denominated securities, which are hedged with cross-currency swaps. We have the intent and ability to hold such investments to maturity.

(d)
Designated as hedging instruments, except for certain contracts used as offsets; namely, foreign currency forward-exchange contracts with fair values of $136 million as of December 31, 2015; and foreign currency forward-exchange contracts with fair values of $159 million as of December 31, 2014.

(e)
Short-term borrowings include foreign currency short-term borrowings with fair values of $547 million as of December 31, 2015, which are used as hedging instruments. The differences between the estimated fair values and carrying values of held-to-maturity debt securities, private equity securities at cost and short-term borrowings not measured at fair value on a recurring basis were not significant as of December 31, 2015 or December 31, 2014. The fair value measurements of our held-to-maturity debt securities and our short-term borrowings are based on Level 2 inputs, using a market approach. The fair value measurements of our private equity securities carried at cost are based on Level 3 inputs.

(f)	Our private equity securities represent investments in the life sciences sector.

(g)
Designated as hedging instruments, except for certain contracts used as offsets; namely, foreign currency swaps with fair values of $234 million and foreign currency forward-exchange contracts with fair values of $59 million as of December 31, 2015; and foreign currency swaps with fair values of $121 million and foreign currency forward-exchange contracts with fair values of $54 million as of December 31, 2014.

(h)
Some carrying amounts may include adjustments for discount or premium amortization or for the effect of hedging the interest rate fair value risk associated with certain financial liabilities by interest rate swaps.

(i)	Includes foreign currency debt with fair values of $560 million as of December 31, 2014, which are used as hedging instruments.

(j)
The fair value of our long-term debt (not including the current portion of long-term debt) was $32.7 billion as of December 31, 2015 and $36.6 billion as of December 31, 2014. The fair value measurements for our long-term debt are based on Level 2 inputs, using a market approach. Generally, the difference between the fair value of our long-term debt and the amount reported on the consolidated balance sheet is due to a decline in relative market interest rates since the debt issuance.

Selected Financial Assets and Liabilities Presented in the Condensed Consolidated Balance Sheets

The following table provides the classification of these selected financial assets and liabilities in our consolidated balance sheets:
	As of December 31,
(MILLIONS OF DOLLARS)	2015	2014
Assets
Cash and cash equivalents	$978	$1,389
Short-term investments	19,649	32,779
Long-term investments	15,999	17,518
Other current assets(a)	587	1,059
Other noncurrent assets(b)	944	881
	$38,157	$53,627
Liabilities
Short-term borrowings, including current portion of long-term debt	$10,160	$5,141
Other current liabilities(c)	645	93
Long-term debt	28,818	31,541
Other noncurrent liabilities(d)	1,064	596
	$40,687	$37,371

(a)
As of December 31, 2015, derivative instruments at fair value include interest rate swaps ($2 million), foreign currency swaps ($46 million) and foreign currency forward-exchange contracts ($538 million) and, as of December 31, 2014, include interest rate swaps ($34 million), foreign currency swaps ($494 million) and foreign currency forward-exchange contracts ($531 million).

(b)
As of December 31, 2015, derivative instruments at fair value include interest rate swaps ($835 million), foreign currency swaps ($89 million) and foreign currency forward-exchange contracts ($20 million) and, as of December 31, 2014, include interest rate swaps ($767 million), foreign currency swaps ($99 million) and foreign currency forward-exchange contracts ($15 million).

(c)
At December 31, 2015, derivative instruments at fair value include interest rate swaps ($5 million), foreign currency swaps ($560 million) and foreign currency forward-exchange contracts ($80 million) and, as of December 31, 2014, include interest rate swaps ($1 million), foreign currency swaps ($13 million) and foreign currency forward-exchange contracts ($78 million).

(d)
At December 31, 2015, derivative instruments at fair value include interest rate swaps ($134 million), foreign currency swaps ($928 million) and foreign currency forward-exchange contracts ($1 million) and, as of December 31, 2014, include interest rate swaps ($16 million) and foreign currency swaps ($581 million).

Contractual Maturities of Available-for-sale and Held-to-maturity Debt Securities

The following table provides the contractual maturities, or as necessary, the estimated maturities, of the available-for-sale and held-to-maturity debt securities:
	Years				December 31, 2015
(MILLIONS OF DOLLARS)	Within 1	Over 1 to 5	Over 5 to 10	Over 10	Total
Available-for-sale debt securities
Western European, Asian and other government debt(a)	$9,795	$1,549	$8	$—	$11,352
Corporate debt(b)	3,153	4,728	1,804	43	9,729
U.S. government debt	920	1,358	156	—	2,433
Western European, Scandinavian and other government agency debt(a)	1,861	214	2	—	2,078
Supranational debt(a)	947	352	—	—	1,299
Federal Home Loan Mortgage Corporation and Federal National Mortgage Association asset-backed securities	2	2,143	33	—	2,178
Reverse repurchase agreements(c)	875	—	—	—	875
Government National Mortgage Association and other U.S. government guaranteed asset-backed securities	266	478	19	—	763
Other asset-backed debt(d)	490	830	46	5	1,370
Held-to-maturity debt securities
Western European government debt(a)	113	—	—	—	113
Time deposits, corporate debt and other(b)	1,270	5	—	—	1,275
Total debt securities	$19,693	$11,655	$2,069	$49	$33,466

(a)	Issued by governments, government agencies or supranational entities, as applicable, all of which are investment-grade.

(b)	Issued by a diverse group of corporations, largely consisting of financial institutions, virtually all of which are investment-grade.

(c)	Involving U.S. securities.

(d)
Includes loan-backed, receivable-backed, and mortgage-backed securities, all of which are investment-grade and in senior positions in the capital structure of the security. Loan-backed securities are collateralized by senior secured obligations of a diverse pool of companies or student loans, and receivable-backed securities are collateralized by credit cards receivables. Mortgage-backed securities are collateralized by diversified pools of residential and commercial mortgages. These securities are valued by third party models that use significant inputs derived from observable market data like prepayment rates, default rates, and recovery rates.

Schedule of Long-term Debt Instruments

The following table provides the components of our senior unsecured long-term debt:
		As of December 31,
(MILLIONS OF DOLLARS)	Maturity Date	2015	2014
6.20%(a)	March 2019	$3,276	$3,264
7.20%(a)	March 2039	2,856	2,902
4.75% euro(b)	June 2016	—	2,424
5.75% euro(b)	June 2021	2,172	2,419
6.50% U.K. pound(b)	June 2038	2,202	2,316
5.95%(c)	April 2037	2,057	2,083
2.10%(c)	May 2019	1,515	1,507
4.55% euro(d)	May 2017	1,041	1,201
5.50%(b)	February 2016	—	1,018
Notes and other debt with a weighted-average interest rate of 2.83%(f)	2017–2020	6,152	5,161
Notes and other debt with a weighted-average interest rate of 5.18%(e)	2021–2044	7,547	6,698
Foreign currency notes and other foreign currency debt with a weighted- average interest rate of 2.84%(g)	2016	—	547
Long-term debt		$28,818	$31,541
Current portion of long-term debt (not included above)		$3,720	$3,011

(a)
Instrument is redeemable by us at any time at the greater of 100% of the principal amount of the notes or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.50%, plus, in each case, accrued and unpaid interest.

(b)
Instrument is redeemable by us at any time at the greater of 100% of the principal amount of the notes or the sum of the present values of the remaining scheduled payments of principal and interest discounted at a comparable government bond rate plus 0.20%. plus, in each case, accrued and unpaid interest.

(c)
The instrument is redeemable by us at any time at the greater of 100% of the principal amount of the notes or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.25% for the 5.95% notes and 0.07% for the 2.10% notes, plus, in each case, accrued and unpaid interest.

(d)
The instrument is redeemable by us at any time at the greater of 100% of the principal amount of the notes or the price at which the gross redemption yield on the notes would be equal to the gross redemption yield of a comparable European government bond (selected at the discretion of the Trustee) on the basis of the middle market price of such European government bond.

(e)
Contains debt issuances with a weighted-average maturity of approximately 15 years, and the majority of which are redeemable by us at any time at the greater of 100% of the principal amount of the notes or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus a weighted average of 0.20%, plus, in each case, accrued and unpaid interest.

(f)
Contains debt issuances with a weighted-average maturity of approximately two years, and the majority of which are redeemable by us at any time at the greater of 100% of the principal amount of the notes or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus a weighted average of 0.12%, plus, in each case, accrued and unpaid interest.

(g)	At December 31, 2015, the debt issuances have been reclassified to Current portion of long-term debt.

Schedule of Maturities of Long-term Debt

The following table provides the maturity schedule of our Long-term debt outstanding as of December 31, 2015:
(MILLIONS OF DOLLARS)	2017	2018	2019	2020	After 2020	Total
Maturities	$4,412	$2,400	$4,807	$364	$16,835	$28,818

Schedule of Gains/(Losses) Incurred to Hedge or Offset Operational Foreign Exchange or Interest Rate Risk

The following table provides information about the gains/(losses) incurred to hedge or offset operational foreign exchange or interest rate risk:
	Amount of Gains/(Losses) Recognized in OID(a), (b), (c)		Amount of Gains/(Losses) Recognized in OCI (Effective Portion)(a), (d)		Amount of Gains/(Losses) Reclassified from OCI into OID (Effective Portion)(a), (d)
	As of December 31,
(MILLIONS OF DOLLARS)	2015	2014	2015	2014	2015	2014
Derivative Financial Instruments in Cash Flow Hedge Relationships:
Foreign currency swaps	$—	$—	$(826)	$(799)	$(613)	$(808)
Foreign currency forward-exchange contracts	—	—	1,028	823	980	332

Derivative Financial Instruments in Net Investment Hedge Relationships:
Foreign currency swaps	—	—	—	78	—	—

Foreign currency forward-exchange contracts	(1)	—	256	—	—	—

Derivative Financial Instruments Not Designated as Hedges:
Foreign currency forward-exchange contracts	(42)	164	—	—	—	—
Foreign currency swaps	(4)	(2)	—	—	—	—

Non-Derivative Financial Instruments in Net Investment Hedge Relationships:
Foreign currency short-term borrowings	—	—	3	—	—	—
Foreign currency long-term debt	—	—	—	33	—	—
All other net	(16)	(3)	—	—	—	—
	$(64)	$160	$461	$135	$367	$(477)

(a)
OID = Other (income)/deductions—net, included in Other (income)/deductions—net in the consolidated statements of income. OCI = Other comprehensive income/(loss), included in the consolidated statements of comprehensive income.

(b)
Also includes gains and losses attributable to derivative instruments designated and qualifying as fair value hedges, as well as the offsetting gains and losses attributable to the hedged items in such hedging relationships.

(c)	There was no significant ineffectiveness for any period presented.

(d)
For derivative financial instruments in cash flow hedge relationships, the effective portion is included in Other comprehensive income/(loss)––Unrealized holding gains on derivative financial instruments, net. For derivative financial instruments in net investment hedge relationships and for foreign currency debt designated as hedging instruments, the effective portion is included in Other comprehensive income/(loss)––Foreign currency translation adjustments.